Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CM ADVISORS FAMILY OF FUNDS
Entity Central Index Key	0001208252
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000029067
Shareholder Report [Line Items]
Fund Name	CM Advisors Fixed Income Fund
Trading Symbol	CMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.
Additional Information Phone Number	(888) 859-5856
Additional Information Website	https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2015	$10,000	$10,000
Aug-2016	$10,435	$10,597
Aug-2017	$10,770	$10,649
Aug-2018	$10,807	$10,537
Aug-2019	$10,837	$11,609
Aug-2020	$11,040	$12,360
Aug-2021	$11,292	$12,350
Aug-2022	$11,087	$10,928
Aug-2023	$11,424	$10,797
Aug-2024	$12,732	$11,585
Aug-2025	$13,690	$11,949

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	7.52%	4.40%	3.19%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,998,603
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,998,603 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$0 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	13.3%
Corporate Bonds	79.3%
Money Market Funds	2.6%
U.S. Treasury Obligations	4.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Real Estate	0.7%
Health Care	2.3%
Communication Services	2.3%
Money Market Funds	2.5%
Utilities	3.8%
U.S. Treasury Obligations	4.6%
Information Technology	7.1%
Consumer Discretionary	8.8%
Industrials	10.6%
Materials	10.8%
Financials	17.4%
Energy	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PHI Group, Inc.	12.9%
JPMorgan Chase & Company, 1.100%, due 06/22/26	2.4%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	2.3%
Qwest Corporation, 7.250%, due 09/15/25	2.3%
United Rentals North America, Inc., 5.500%, due 05/15/27	2.3%
Targa Resources Partners L.P., 6.875%, due 01/15/29	2.3%
Intel Corporation, 4.875%, due 02/10/26	2.2%
Exelon Corporation, 7.600%, due 04/01/32	2.1%
Masco Corporation, 7.750%, due 08/01/29	2.0%
Polaris, Inc., 6.950%, due 03/15/29	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.